Shareholder Report, Holdings (Details) - C000154149 [Member]	Dec. 31, 2024
Zero to 30 days [Member]
Holdings [Line Items]
Percent of Total Investments	76.30%
Thirtyone to 60 days [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
Sixtyone to 90 days [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Over 90 days [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	48.10%
US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%
Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%